Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Borrowings
Schedule of Borrowings

	2019	2020
	RMB’000	RMB’000
Non‑current
Bank borrowings
- secured	—	23,770
- non-secured	8,621	10,060

Other borrowings
- secured	4,296	42,101
	12,917	75,931
Current
Bank borrowings
- secured	94,189	38,491
- non-secured	15,874	39,575

Other borrowings
- secured	17,407	57,748
	127,470	135,814
	140,387	211,745